DEBTS PAYABLE AND SENIOR SECURED NOTES - Senior Secured Notes (Details) - USD ($) $ in Thousands		12 Months Ended
	Nov. 12, 2021	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2022
DEBTS PAYABLE AND SENIOR SECURED NOTES
Face value				$ 14,934
December 2020 Senior secured notes
Borrowings
Balance at the beginning of the year		$ 245,408	$ 103,653
Debt issuance costs			(2,142)
Debt issuance costs amortized		2,292	1,744
Senior secured notes issued			133,250
Senior secured notes premium			9,305
Senior secured notes premium amortized		(3,018)	(402)
Balance at the end of the year		$ 244,682	$ 245,408
December 2020 Senior secured notes private placement offering
DEBTS PAYABLE AND SENIOR SECURED NOTES
Face value	$ 133,250
Proceeds from premium	$ 147,000
Yield to maturity	9.80%